SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16	SUBSEQUENT EVENTS

On April 6, 2017, the Company entered into a Convertible Promissory Note in the aggregate principal amount of $100,000. The Note has a maturity date of January 6, 2018 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a pre-payment penalty as specified in the Note. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Holder into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.

On April 25, 2017, the Company, entered into a Securities Purchase Agreement with Power Up Lending Group Ltd., pursuant to which the Company issued to the Purchaser a Convertible Promissory Note in the aggregate principal amount of $33,000. The Note has a maturity date of February 10, 2018 and the Company has agreed to pay interest on the unpaid principal balance of the Note at the rate of eight percent per annum from the date on which the Note is issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the Note in terms of agreement. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the issue date into shares of the Company’s common stock at a conversion price equal to 40% discount to market price as set forth in the Note.

On May 22, 2017, the Company, entered into a Securities Purchase Agreement with an investor, pursuant to which the Company issued to the Investor a Convertible Promissory Note in the aggregate principal amount of $75,000. The Note has a maturity date of May 9, 2018 and the Company has agreed to pay interest on the unpaid principal balance of the Note at the rate of eight percent per annum with effect from May 22, 2017 until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The interest is payable in common shares using the conversion formula described below. The Company shall have the right to prepay the Note in terms of agreement. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the issue date into shares of the Company’s common stock at a conversion price equal to 38% discount to market price at the lowest closing bid price during the ten trading days prior to conversion, including the date of conversion.

On May 31, 2017, the Company, entered into a Securities Purchase Agreement with a note holder, YP Holdings LLC (“YP”), whereby the amount due to YP in terms of an unsecured loan agreement entered into on September 21, 2015, including outstanding interest and penalty interest thereon was capitalized at $143,759 with effect from May 26, 2017, pursuant to which the Company issued to the Investor a Convertible Promissory Note in the aggregate principal amount of $143,759. The Note has a maturity date of May 26, 2018 and the Company has agreed to pay interest on the unpaid principal balance of the Note at the rate of eight percent per annum with effect from May 26, 2017 until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The interest is payable in common shares using the conversion formula described below. The Company shall have the right to prepay the Note in terms of agreement. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser following the issue date into shares of the Company’s common stock at a conversion price equal to 30% discount to market price at the average lowest three closing bid prices during the ten trading days prior to conversion.

Other than disclosed above, in accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2017 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.

18	SUBSEQUENT EVENTS

On January 27, 2017, the Company, entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $105,000. The Note has a maturity date of July 27, 2017 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a payment to the Purchaser as set forth in the Note within 180 days of its Issue Date. In connection with the issuance of the Note, the Company issued, as a commitment fee, 150,000 shares of its common stock (the “Returnable Shares”). The Returnable Shares will be returned to the Company’s treasury if no Event of Defaults (as defined in the Note) has occurred on or prior to the date that the Note is fully repaid and satisfied. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.

On February 6, 2017, the Company entered into a Convertible Promissory Note in the aggregate principal amount of $200,000. The Note has a maturity date of November 6, 2017 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a pre-payment penalty as specified in the Note. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.

On February 21, 2017, the Company, entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $53,000. The Note has a maturity date of November 21, 2017 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a payment to the Purchaser at a pre-determined formula. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.

On March 6, 2017, the Company approved the renewal of three notes with an aggregate principal of $125,000 for up to an additional 120 days at a 15% interest rate.

On March 9, 2017, the Company entered into a Convertible Promissory Note in the aggregate principal amount of $100,000. The Note has a maturity date of March 8, 2018 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a pre-payment penalty as specified in the Note. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 150 days following the Issue Date into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.

On April 6, 2017, the Company entered into a Convertible Promissory Note in the aggregate principal amount of $100,000. The Note has a maturity date of January 6, 2018 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a pre-payment penalty as specified in the Note. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Holder into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.

On April 25, 2017, the Company, entered into a Securities Purchase Agreement with an investor, pursuant to which the Company issued to the investor a Convertible Promissory Note in the aggregate principal amount of $33,000. The Note has a maturity date of February 10, 2018 and the Company has agreed to pay interest on the unpaid principal balance of the Note at the rate of eight percent per annum from the date on which the Note is issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the Note in terms of agreement. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the issue date into shares of the Company’s common stock at a conversion price equal to 40% discount to market price as set forth in the Note.

On May 22, 2017, the Company, entered into a Securities Purchase Agreement with an investor, pursuant to which the Company issued to the Investor a Convertible Promissory Note in the aggregate principal amount of $75,000. The Note has a maturity date of May 9, 2018 and the Company has agreed to pay interest on the unpaid principal balance of the Note at the rate of eight percent per annum with effect from May 22, 2017 until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The interest is payable in common shares using the conversion formula described below. The Company shall have the right to prepay the Note in terms of agreement. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the issue date into shares of the Company’s common stock at a conversion price equal to 38% discount to market price at the lowest closing bid price during the ten trading days prior to conversion, including the date of conversion.

On May 31, 2017, the Company, entered into a Securities Purchase Agreement with a note holder, YP Holdings LLC (“YP”), whereby the amount due to YP in terms of an unsecured loan agreement entered into on September 21, 2015, including outstanding interest and penalty interest thereon was capitalized at $143,759 with effect from May 26, 2017, pursuant to which the Company issued to the Investor a Convertible Promissory Note in the aggregate principal amount of $143,759. The Note has a maturity date of May 26, 2018 and the Company has agreed to pay interest on the unpaid principal balance of the Note at the rate of eight percent per annum with effect from May 26, 2017 until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The interest is payable in common shares using the conversion formula described below. The Company shall have the right to prepay the Note in terms of agreement. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser following the issue date into shares of the Company’s common stock at a conversion price equal to 30% discount to market price at the average lowest three closing bid prices during the ten trading days prior to conversion.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2016 to the date these financial statements were issued, and has determined that, except as disclosed, it does not have any material subsequent events to disclose in these financial statements.